Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000142756
Shareholder Report [Line Items]
Fund Name	LSV U.S. Managed Volatility Fund
Class Name	Institutional Class Shares
Trading Symbol	LSVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the LSV U.S. Managed Volatility Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/us-managed-volatility-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/us-managed-volatility-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV U.S. Managed Volatility Fund, Institutional Class Shares	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	LSV U.S. Managed Volatility Fund, Institutional Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*
Oct/15	$100,000	$100,000
Oct/16	$106,634	$104,509
Oct/17	$121,611	$129,207
Oct/18	$131,540	$138,699
Oct/19	$146,479	$158,569
Oct/20	$126,819	$173,967
Oct/21	$166,315	$248,623
Oct/22	$164,731	$212,297
Oct/23	$163,211	$233,830
Oct/24	$205,996	$322,725
Oct/25	$229,632	$391,957

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
LSV U.S. Managed Volatility Fund, Institutional Class Shares	11.47%	12.61%	8.67%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 24,178,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 12
InvestmentCompanyPortfolioTurnover	30.00%
Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Real Estate	0.3%
Repurchase Agreement	0.5%
Materials	2.7%
Energy	3.1%
Utilities	5.6%
Industrials	5.7%
Consumer Discretionary	7.1%
Communication Services	9.8%
Consumer Staples	11.2%
Health Care	14.1%
Financials	14.6%
Information Technology	24.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cisco Systems	2.9%
Amdocs	2.4%
Verizon Communications	2.4%
AT&T	2.3%
Bank of New York Mellon	2.2%
TD SYNNEX	1.7%
Gilead Sciences	1.7%
ExxonMobil	1.7%
Cognizant Technology Solutions, Cl A	1.6%
NewMarket	1.6%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/us-managed-volatility-fund/
C000142757
Shareholder Report [Line Items]
Fund Name	LSV U.S. Managed Volatility Fund
Class Name	Investor Class Shares
Trading Symbol	LVAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the LSV U.S. Managed Volatility Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/us-managed-volatility-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/us-managed-volatility-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV U.S. Managed Volatility Fund, Investor Class Shares	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	LSV U.S. Managed Volatility Fund, Investor Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*
Oct/15	$10,000	$10,000
Oct/16	$10,638	$10,451
Oct/17	$12,122	$12,921
Oct/18	$13,071	$13,870
Oct/19	$14,520	$15,857
Oct/20	$12,543	$17,397
Oct/21	$16,406	$24,862
Oct/22	$16,213	$21,230
Oct/23	$16,025	$23,383
Oct/24	$20,182	$32,272
Oct/25	$22,453	$39,196

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
LSV U.S. Managed Volatility Fund, Investor Class Shares	11.26%	12.35%	8.42%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 24,178,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 12
InvestmentCompanyPortfolioTurnover	30.00%
Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Real Estate	0.3%
Repurchase Agreement	0.5%
Materials	2.7%
Energy	3.1%
Utilities	5.6%
Industrials	5.7%
Consumer Discretionary	7.1%
Communication Services	9.8%
Consumer Staples	11.2%
Health Care	14.1%
Financials	14.6%
Information Technology	24.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cisco Systems	2.9%
Amdocs	2.4%
Verizon Communications	2.4%
AT&T	2.3%
Bank of New York Mellon	2.2%
TD SYNNEX	1.7%
Gilead Sciences	1.7%
ExxonMobil	1.7%
Cognizant Technology Solutions, Cl A	1.6%
NewMarket	1.6%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/us-managed-volatility-fund/